As filed via EDGAR with the Securities and Exchange Commission on April 25, 2001

                                                            File No. 333-62051
                                                              ICA No. 811-8979

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 3 [X]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                                 Amendment No. 4



                      THE VICTORY VARIABLE INSURANCE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 362-5365

                                    Copy to:
George Stevens, Esq.                      Carl Frischling, Esq.
BISYS Fund Services                       Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                         919 Third Avenue
Columbus, Ohio 43219                      New York, New York 10022
(Name and Address of Agent for Service)

      Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_|   Immediately upon filing pursuant to  |X|   on April 30, 2001 pursuant to
      paragraph (b)                              paragraph (b)
|_|   60 days after filing pursuant to     |_|   on (date) pursuant to paragraph
      paragraph (a)(1)                           (a)(1)
|_|   75 days after filing pursuant to     |_|   on (date) pursuant to paragraph
      paragraph (a)(2)                           (a)(2) of rule 485.
If appropriate, check the following box:

|_|   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Victory Variable
Insurance Funds

Diversified
Stock Fund
Class A Shares

Small Company
Opportunity Fund
Class A Shares


April 30, 2001


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Victory Variable
Insurance Funds

(LOGO) (R)


For information, call your participating insurance company.

The Victory Variable Insurance Funds


                              Table of Contents

Risk/Return Summary for each of the Funds

An analysis which includes investment objective, principal strategies, and principal risks.

      Diversified Stock Fund
        Class A Shares                                                2


      Small Company Opportunity Fund
        Class A Shares                                                4

Q&A -- Important Considerations                                       6

Investments                                                           7

Risk Factors                                                          7

Share Price                                                           8

Dividends, Distributions, and Taxes                                   8

Investing in the Victory Variable Insurance Funds                     9

      * Contract Owner Administrative Services Agreement             10
      * Distribution and Service Plan                                10
      * Purchases                                                    11
      * Redemptions                                                  11

Organization and Management of the Funds                             12

Financial Highlights

      Diversified Stock Fund                                         13
      Small Company Opportunity Fund                                 13



Key to Financial Information

Objective and Strategy

The goals and the strategies that a Fund plans to use in pursuing its investment objective.

Risk Factors

The risks associated with a Fund's investment strategies.


Shares of the Funds are:


o    Not insured by the FDIC;

o Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

o Subject to investment risks, including possible loss of the amount invested.

Risk/Return Summary

DIVERSIFIED STOCK FUND

CLASS A SHARES
Cusip#: 92646Q307

Investment Objective

The Fund seeks to provide long-term growth of capital.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.


     Victory Capital Management Inc. (the Adviser) seeks to invest in both growth and value securities. In making investment decisions, the Adviser may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, relation to historical earnings, the value of the issuer's underlying assets, and expected future relative earnings growth. The Adviser will pursue investments that provide above average dividend yield or potential for appreciation.


Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of large established companies and securities convertible or exchangeable into common stock, including:

* Growth stocks, which are stocks of companies that the Adviser believes will experience earnings growth; and

* Value stocks, which are stocks that the Adviser believes are intrinsically worth more than their market value.

     There is no guarantee that the Fund will achieve its objective.

Principal Risks

An investment in the Fund may lose money. The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

*    The market value of securities acquired by the Fund declines.

     o Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.

     o    Value stocks fall out of favor relative to growth stocks.

* The portfolio manager does not execute the Fund's principal investment strategies effectively.

*    A company's earnings do not increase as expected.

     An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Diversified Stock Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart, table and highest and lowest quarterly returns assume reinvestment of dividends and distributions.

     The total returns reflected in the bar chart, table, and listing of highest and lowest quarterly returns below do not reflect the impact of fees and charges imposed pursuant to the terms of the contracts funded by the separate accounts that invest in the Diversified Stock Fund. (See Q&A -- Important Considerations.) Purchasers should bear in mind that the total returns for the separate account assets that relate to the contracts will be lower than the total returns for the Diversified Stock Fund.

     2000       -1.14

Past performance does not indicate future results.

During the period shown in the bar chart, the highest return for a quarter was 3.57% (quarter ending March 31, 2000) and the lowest return for a quarter was -5.73% (quarter ending June 30, 2000).

     The table below shows how the average annual total returns for Class A Shares of the Diversified Stock Fund for one year and since inception periods compare to those of a broad-based market index.

Average Annual Total Returns
(for the Periods ended                Past       Since
December 31, 2000)                  One Year   Inception

Class A                              -1.14%     0.04%(1)

--------------------------------------------------------

S&P 500(2)                           -9.12%    -1.42%(1)

--------------------------------------------------------


(1) Inception date is July 1, 1999.

(2) The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of domestically traded common stocks of mid-to-large size companies. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.

Risk/Return Summary

SMALL COMPANY
OPPORTUNITY FUND

CLASS A SHARES
Cusip#: 92646Q505

Investment Objective

The Fund seeks to provide capital appreciation.

Principal Investment Strategies

The Fund invests primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio. The Adviser considers small companies to be companies with capitalizations of $2 billion or less. The Fund may continue to hold an investment made in a small company after its market capitalization exceeds this level. The Adviser uses a computer model to assist in selecting securities that appear favorably priced.

Under normal market conditions, the Fund:

* Will invest at least 80% of its total assets in equity securities of small companies. These equity investments include:

     o    Common stock;

     o    Convertible preferred stock; and

     o    Debt convertible or exchangeable into equity securities.

     There is no guarantee that the Fund will achieve its objective.

Principal Risks

An investment in the Fund may lose money. The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

*    The market value of securities acquired by the Fund declines.

     o    Value stocks fall out of favor relative to growth stocks.

     o Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies as a result of deteriorating economic conditions.

* The portfolio manager does not execute the Fund's principal investment strategies effectively.

*    A company's earnings do not increase as expected.

     An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table shown below provide an indication of the risks of investing in the Small Company Opportunity Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart, table and highest and lowest quarterly returns assume reinvestment of dividends and distributions.

     The total returns reflected in the bar chart, table, and listing of highest and lowest quarterly returns below do not reflect the impact of fees and charges imposed pursuant to the terms of the contracts funded by the separate accounts that invest in the Small Company Opportunity Fund. (See Q&A -- Important Considerations.) Purchasers should bear in mind that the total returns for the separate account assets that relate to the contracts will be lower than the total returns for the Small Company Opportunity Fund.

     2000      20.97

Past performance does not indicate future results.

During the period shown in the bar chart, the highest return for a quarter was 7.33% (quarter ending September 30, 2000) and the lowest return for a quarter was 3.72% (quarter ending March 31, 2000).

     The table below shows how the average annual total returns for Class A Shares of the Small Company Opportunity Fund for one year and since inception periods compare to those of a broad-based market index.

Average Annual Total Returns
(for the Periods ended                Past       Since
December 31, 2000)                  One Year   Inception

Class A                              20.97%    13.17%(1)

--------------------------------------------------------

Russell 2000 Index(2)                -3.01%     4.99%(1)

--------------------------------------------------------

(1) Inception date is July 1, 1999.

(2) The Russell 2000 Index is a broad-based unmanaged index that measures the performance of small-capitalization domestically traded common stocks. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.

Q&A -- Important Considerations
------------------------------------------------------------------------------

You cannot buy shares of the Victory Variable Insurance Funds directly, but only through variable annuity or variable life insurance contracts (contracts) that are offered by the segregated asset accounts (separate accounts) of certain life insurance companies (participating insurance companies).

     The Victory Variable Insurance Funds offer Class A Shares. You are encouraged to read this Prospectus in conjunction with the accompanying separate account prospectus.

     In choosing a Fund as an investment for your contract, please keep in mind the following considerations.

What are the general investment characteristics of each Fund?

*    Diversified investment portfolio;

*    Appropriate for achieving long-term goals, like saving for retirement;

*    Seeks potential growth over time; and

*    Fluctuating net asset value (NAV) per share.

What are the particular investment characteristics of the Funds?

Diversified Stock Fund:

*    Assumes more short-term risk for potentially higher long-term gains.

Small Company Opportunity Fund:

* Assumes the added risks associated with small company stocks in return for the possibility of long-term rewards.


The Funds may not be an appropriate selection for contract owners who:

* are not willing to take any risk that they may lose money on their investment;

*    want absolute stability of their investment principal; or

* want to invest in a particular sector or in particular industries, countries, or regions.


Keep in mind that:

*    No Fund is a complete investment program.

*    A Fund could lose money, but it also has the potential to make money.

Investments


Under normal market conditions each Fund purchases equity securities, including common stock and securities that are convertible or exchangeable into common stock.


     For cash management or for temporary defensive purposes in response to market conditions, each Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

     For a more complete description of the types of securities in which each Fund can invest, see the Statement of Additional Information (SAI).

Risk Factors
------------------------------------------------------------------------------

This Prospectus describes the principal risks that are associated with the Funds' investment strategies.

     Each Fund is subject to market risk, manager risk, and equity risk, as described below.

General Risks:

* Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

* Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.

Risk associated with investing in equity securities:

* Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.


An investment in a Fund is not a complete investment program.


By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

Share Price


Each Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of regular trading on the New York Stock Exchange (the NYSE), whichever time is earlier. A separate account buys and redeems shares at the next share price calculated after your instructions are received and accepted by an authorized representative of your participating insurance company. A business day is a day on which the NYSE is open.


     A Fund's NAV may change on days when separate accounts will not be able to buy or redeem the Fund's shares if a Fund has portfolio securities primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares.


     The Funds price their investments at market value when market quotations are readily available. When these quotations are not readily available, the Funds price their investments at fair value according to procedures approved by the Funds' Board of Trustees. Each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of its outstanding shares.


        Total Assets-Liabilities
NAV = ----------------------------
      Number of Shares Outstanding


Dividends, Distributions, and Taxes
------------------------------------------------------------------------------

Each Fund expects to distribute substantially all of its ordinary income and capital gains each year. Ordinarily, each Fund declares and pays dividends from its net investment income quarterly. Capital gains distributions, if any, from the Funds will be made annually. In addition, a Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

     All dividend and capital gains distributions made by each Fund will be automatically reinvested in additional shares of the Fund.

The tax status of your separate account's investment in a Fund depends upon the features of your contract. For further information, please refer to the separate account prospectus.

Important Information about Taxes

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), so that it will not be subject to federal income tax on its earnings and capital gains that are distributed to its shareholders. In addition, each Fund intends to comply with the diversification requirements of the Code and Treasury Regulations in order to maintain the tax-deferred status of the contracts.

* Shares of a Fund must be purchased through the contracts. As a result, it is anticipated that any dividend or capital gains distribution from a Fund will be exempt from current taxation if left to accumulate within a contract.

* The Code requires that a separate account underlying a contract must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance contract for tax purposes. A separate account invested in a Fund will be treated as owning its proportionate share of the Fund's assets for purposes of determining whether the account is adequately diversified. If a separate account underlying a contract were not in compliance with these diversification requirements, the contract owner would be subject to tax on the contract's earnings.

* This discussion of federal income tax consequences is based on tax laws and regulations in effect as of the date of this Prospectus, and may change as a result of legislative, administrative or judicial action. As this discussion is for general information only, you also should review the more detailed discussion of federal income tax considerations that is contained in the separate account prospectus and the SAI.

You should consult with your own tax adviser regarding the tax consequences of your investment in the separate account, including the application of state and local taxes which may differ from the federal income tax consequences described.


INVESTING IN THE VICTORY VARIABLE INSURANCE FUNDS

The Funds are designed as an investment exclusively for contracts that are offered by the separate accounts of participating insurance companies. The participating insurance company will buy and redeem shares according to your instructions, as provided in the contract, and will redeem shares as needed to provide benefits under the contract.


     Shares of the Funds may be offered to other separate accounts established by other insurance companies. Although the Funds currently do not foresee any conflicts of interest between owners of variable annuity contracts and variable life insurance contracts, it is possible, due to differences in tax treatment or other considerations, that the interests of these two groups for which the Funds serve as investment vehicles may conflict. The Funds' Board of Trustees and each insurance company whose separate accounts invest in the Funds are required to monitor the Funds' operations to identify any material conflict between the interests of holders of annuities and life insurance contracts and to determine what action, if any, should be taken to resolve the conflict. In the event of a conflict, an insurance company might redeem its investment of one or more separate accounts in a Fund's shares. If this happens, the Fund may have to sell securities at unfavorable prices.

Contract Owner Administrative Services Agreement
------------------------------------------------------------------------------


The Funds have adopted a Contract Owner Administrative Services Agreement.
A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Funds, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of each Fund pay a fee at an annual rate of up to 0.20% of its average daily net assets serviced by the agent. The Funds may enter into these agreements with KeyCorp and its affiliates, and with other financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)



Distribution and Service Plan
------------------------------------------------------------------------------

The Funds have adopted a plan consistent with Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of their Shares (the Plan) to allow a Fund or the Adviser, Administrator or the Distributor, directly or through an affiliate, using its own resources, to make payments for promotional and administrative expenses that might be considered direct or indirect payment by the Fund of distribution expenses otherwise prohibited by Rule 12b-1. Shares of the Funds do not pay expenses under the Plan.

Purchases
------------------------------------------------------------------------------

Shares of the Funds may be purchased only through contracts offered through participating insurance companies. Please refer to the separate account prospectus for information on how the participating insurance company buys and redeems shares.

     Insurance company separate accounts invest in a Fund based upon its current NAV. The Funds' Transfer Agent processes orders to buy or redeem shares of a Fund at its NAV. The value of your contract's investment in a Fund also will be based upon premium payments, surrender and transfer requests, and any other transaction requests from contract and policy owners, annuitants, and beneficiaries. In order to calculate the value of your investment, you would have to determine the number of contract units you own along with the "accrued unit value" of your contract. Any orders to buy or redeem Fund shares that are based on actions by participating insurance companies or persons other than contract owners, annuitants, and beneficiaries will be executed at the Fund's NAV next computed after the Distributor receives the order.


Redemptions
------------------------------------------------------------------------------

Shares of a Fund may be redeemed by instructing your participating insurance company to terminate your contract's investment in the Fund. Please refer to the instructions provided in the prospectus for the separate account. The separate account may redeem shares on any business day at the NAV that is next calculated after the order is placed.

     A Fund may suspend the right of redemption in the following circumstances:

*    During non-routine closings of the NYSE;

*    When the Securities and Exchange Commission (the SEC) determines that
     (a) trading on the NYSE is restricted or (b) an emergency prevents the sale or valuation of the Fund's securities; or

*    When the SEC orders a suspension to protect the Fund's shareholders.

     Each Fund will pay redemptions by any one separate account during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets at the beginning of the period. Each Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Funds


The Funds are supervised by the Board of Trustees which monitors the services provided to contract owners.


About The Victory Variable Insurance Funds

Each Fund is a series of The Victory Variable Insurance Funds, which is organized as a Delaware business trust.

     The Board of Trustees of The Victory Variable Insurance Funds has the overall responsibility for the management of the Funds.

Fees and Expenses

The Funds incur annual operating expenses which include investment advisory, administrative, and distribution expenses. You also should review the fee tables in the separate account prospectus for your contract.


The Investment Adviser and Sub-Administrator

Each Fund has an Advisory Agreement, which is one of its most important contracts. Victory Capital Management Inc. is a New York corporation registered as an investment adviser with the SEC and is the adviser to each Fund. The Adviser, a subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser and its affiliates manage approximately $74 billion for individual and institutional clients, including the assets of the Victory Portfolios. The Adviser also serves as the investment adviser of The Victory Portfolios, a registered investment company currently offering more than 30 money market, bond and equity mutual funds, with approximately $20 billion in total assets. The Adviser's address is 127 Public Square, Cleveland, Ohio 44114.

     The Adviser's advisory fee is calculated at an annual rate of 0.30% of each Fund's average daily net assets.

     Under a sub-administrative agreement, BISYS Fund Services Ohio, Inc. pays the Adviser a fee at the annual rate of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.

Portfolio Management

Lawrence G. Babin is the lead portfolio manager, Paul D. Danes is the portfolio manager and Carolyn Raines is the associate portfolio manager of the Diversified Stock Fund. Mr. Babin has been the portfolio manager of the Diversified Stock Fund since its inception. A Chartered Financial Analyst Charter Holder, Mr. Babin is a Portfolio Manager and Managing Director of the Adviser. Mr. Danes has been a portfolio manager of the Fund since July 2000. He is a Portfolio Manager and Managing Director with the Adviser, and has been associated with the Adviser or an affiliate since 1987. Ms. Raines is a Portfolio Manager Associate of the Adviser and has been with the Adviser or an affiliate since 1998. She has been associate portfolio manager of the Fund since June 2000. Mr. Babin has managed the Diversified Stock Fund series of the Victory Portfolios since October 1989. Mr. Danes has been a portfolio manager of the Diversified Stock Fund series of the Victory Portfolios since July 2000 and also manages the Special Value Fund series of the Victory Portfolios. Ms. Raines has been associate portfolio manager of the Diversified Stock Fund series of the Victory Portfolios since June 2000.

William J. Leugers, Jr., Daniel R. Shick and Gary H. Miller have been the co-portfolio managers of the Small Company Opportunity Fund since its inception, and together are primarily responsible for the day-to-day management of its portfolio. Messrs. Leugers and Shick are Portfolio Managers and Managing Directors of Victory Gradison Capital Management, an affiliate of the Adviser. Mr. Miller has been a Vice President and Portfolio Manager of Victory Gradison Capital Management since 1998, prior to which he was a Portfolio Trader with Victory Gradison Capital Management since 1993. Messrs. Leugers, Shick and Miller also have managed the Established Value Fund and Small Company Opportunity Fund, two series of The Victory Portfolios, and their predecessor funds, Mr. Leugers since 1984, Mr. Shick since 1993 and Mr. Miller since 1998.

Financial Highlights


The Financial Highlights table is intended to help you understand each Fund's financial performance for the period since its inception. Certain information shows the results of an investment in one share of each Fund. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of each Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of each Fund, are included in the Funds' annual report, which is available by calling your participating insurance company.



                                                                                            Year                  Six Months
                                                                                            Ended                 Ended
DIVERSIFIED STOCK FUND                                                                      Dec. 31,              Dec. 31,
                                                                                            2000                  1999(2)

Net Asset Value, Beginning of Period                                                        $ 10.07               $10.00
------------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                                                                     0.09                 0.05
     Net realized and unrealized gains (losses) from investments                              (0.20)                0.07
------------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities                                                     (0.11)                0.12
------------------------------------------------------------------------------------------------------------------------------
Distributions:
     Net investment income                                                                    (0.09)               (0.05)
------------------------------------------------------------------------------------------------------------------------------
         Total Distributions                                                                  (0.09)               (0.05)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                              $  9.87               $10.07
------------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)                                                          (1.14)%               1.21%(3)

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                                             $12,866               $4,001
Ratio of expenses to average net assets                                                        0.79%                0.78%(4)
Ratio of net investment income to average net assets                                           0.98%                1.30%(4)
Ratio of expenses to average net assets(1)                                                     2.76%                6.98%(4)
Ratio of net investment income to average net assets(1)                                       (0.99)%              (4.90)%(4)
Portfolio turnover rate                                                                          50%                  10%

                                                                                            Year                  Six Months
                                                                                            Ended                 Ended
SMALL COMPANY OPPORTUNITY FUND                                                              Dec. 31,              Dec. 31,
                                                                                            2000                  1999(2)

Net Asset Value, Beginning of Period                                                         $ 9.90               $10.00
------------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                                                                     0.06                 0.03
     Net realized and unrealized gains (losses) from investments                               2.01                (0.08)
------------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities                                                      2.07                (0.05)
------------------------------------------------------------------------------------------------------------------------------
Distributions:
     Net investment income                                                                    (0.06)               (0.03)
     Return of capital                                                                           --                (0.02)
------------------------------------------------------------------------------------------------------------------------------
         Total Distributions                                                                  (0.06)               (0.05)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                               $11.91               $ 9.90
------------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)                                                          20.97%               (0.43)%(3)

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                                              $2,336               $1,369
Ratio of expenses to average net assets                                                        0.77%                0.75%(4)
Ratio of net investment income to average net assets                                           0.59%                0.72%(4)
Ratio of expenses to average net assets(1)                                                     5.02%                9.63%(4)
Ratio of net investment income to average net assets(1)                                       (3.66)%              (8.16)%(4)
Portfolio turnover rate                                                                          34%                   9%

-----------------

(1) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(2) For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

(3)  Not annualized.

(4)  Annualized.




If you would like a free copy of any of the following documents or would like to request other information regarding the Funds, you can call or write your participating insurance company.


Statement of Additional Information (SAI)

Contains more details describing the Funds and their policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


Annual and Semi-annual Reports

Describes each Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

If you would like to receive copies of the annual and semi-annual reports and/or the SAI at no charge, please call your participating insurance company.


How to Obtain Information

By telephone: Call your participating insurance company at the toll free number listed in the separate account prospectus.

By mail: You may write to your participating insurance company at the address listed in the separate account prospectus.

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.


On the Internet: Fund documents can be viewed on-line from the SEC at http://www.sec.gov (text only).


The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.


Victory Variable
Insurance Funds

(LOGO) (R)

Investment Company Act File Number 811-8979               VF-VVIF-PRO (4/01)

                                    PART B


                     STATEMENT OF ADDITIONAL INFORMATION


                     THE VICTORY VARIABLE INSURANCE FUNDS




                            Diversified Stock Fund
                        Small Company Opportunity Fund


                               April  30, 2001


This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the relevant Class A Share prospectus of The Victory Variable Insurance Funds (the "Trust"), which is dated April 30, 2001 as amended or supplemented from time to time (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Trust at P.O. Box 182593, Columbus, OH 43218-2593, or by calling your participating insurance company at the toll free number indicated on the separate account prospectus.


INVESTMENT ADVISER and                   DIVIDEND DISBURSING AGENT
SUB-ADMINISTRATOR                        and SERVICING AGENT
 Victory Capital Management Inc.         BISYS Fund Services Ohio, Inc..


ADMINISTRATOR and DISTRIBUTOR            CUSTODIAN

BISYS Fund Services Ohio, Inc.           KeyBank National Association

TRANSFER AGENT                           INDEPENDENT ACCOUNTANTS
 BISYS Fund Services Ohio, Inc.          PricewaterhouseCoopers LLP


                                         COUNSEL
                                         Kramer Levin Naftalis & Frankel LLP


                              Table of Contents


Investment Policies and Limitations....................................1
Valuation of Portfolio Securities.....................................15
Performance...........................................................16
Additional Purchase and Redemption Information........................19
Dividends and Distributions...........................................19
Taxes.................................................................20
Trustees and Officers.................................................20
Advisory and Other Contracts..........................................24
Additional Information................................................30
Appendix.............................................................A-1

                       STATEMENT OF ADDITIONAL INFORMATION


The Trust is an open-end management investment company consisting of two series (each a "Fund") of units of beneficial interest ("shares"). The outstanding shares represent interests in the Diversified Stock Fund and the Small Company Opportunity Fund. Each Fund is a diversified mutual fund. This SAI relates to the Class A shares of the Funds. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.


Investment Policies and Limitations

Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that a Fund will achieve its investment objective.

Additional Information Regarding Fund Investments.

The following policies and limitations supplement the Funds' investment policies set forth in the Prospectus. The Funds' investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this SAI.

Unless otherwise noted in the Prospectus or this SAI, a Fund may invest no more than 5% of its total assets in any of the securities or financial instruments described below (unless the context of the Prospectus or this SAI requires otherwise).

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the Investment Company Act of 1940, as amended (the "1940 Act")). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of a Fund may be changed without an affirmative vote of the holders of a majority of that Fund's outstanding voting securities unless
(1) a policy expressly is deemed to be a fundamental policy of the Fund or (2) a policy expressly is deemed to be changeable only by such majority vote. A Fund may, following notice to its shareholders, take advantage of other investment practices which presently are not contemplated for use by the Fund or which currently are not available but which may be developed to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in a Fund's Prospectus.


The following sections list each Fund's investment objective and its investment policies, limitations, and restrictions. The securities in which the Funds can invest and the risks associated with these securities are discussed in the section "Instruments in Which the Funds Can Invest."

FUNDAMENTAL RESTRICTIONS OF THE FUNDS

The following Fundamental Restrictions may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1.    Senior Securities

No Fund may:

Issue any senior security (as defined in the 1940 Act), except that (a) each Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) each Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

2.    Underwriting

The Funds may not:

Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities.

3.    Borrowing


No Fund may :


Borrow money, except that (a) each Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) each Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments.

4.    Lending


 No Fund may :


Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.


5.    Real Estate

The Funds may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Funds in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not restricted.

6.    Commodities

The Funds may not:

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).



NON-FUNDAMENTAL RESTRICTIONS OF THE FUNDS

1.    Illiquid Securities


 No Fund:

Will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2), or securities otherwise subject to restrictions or limitations on resale under the Securities Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Victory Capital Management Inc., the Funds' investment adviser (the "Adviser"), determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.


2.    Short Sales and Purchases on Margin


No Fund:

Will make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies, and investment program of the Fund.


3.    Other Investment Companies


A Fund:


May invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

The Funds may not:

Purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act, which permits operation as a "fund of funds."


4.    Concentration

The Funds may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

Investment Policies

The following tables describe the Funds' investment policies and list some of the types of transactions that a Fund may engage in under normal market conditions. Unless otherwise stated, the indicated percentage relates to a Fund's total assets that may be committed to the stated investment. A checkmark indicates that a Fund may engage in the stated transaction without limit. "None" or "N/A" indicates that the Fund may not engage in the stated transaction or that no policy has been stated with respect to the investment category.

Where applicable, a Fund that may engage in futures contracts and options on futures contracts may invest up to 5% of its total assets in margins and premiums and may hold up to 33 1/3% of its total assets subject to futures contracts or options thereon. To the extent that a Fund invests in investment company securities, the Fund may (i) invest up to 5% in any one investment company, (ii) acquire up to 3% of the total assets of any one investment company, and (iii) hold up to 10% of its total assets in securities issued by investment companies.


-------------------------------------------------------------------------
                                                              Small
                                           Diversified       Company
          Investment                         Stock          Opportunity
-------------------------------------------------------------------------
  Borrowing from banks                         5%              5%
-------------------------------------------------------------------------
  Convertible or exchangeable                 |X|             |X|
  corporate debt obligations
-------------------------------------------------------------------------
  Corporate debt obligations                  20%             20%
-------------------------------------------------------------------------
  Foreign equity securities traded on         10%             10%
  U.S. exchanges
-------------------------------------------------------------------------
  Futures contracts and options on          5%/33 1/3%    5%/33 1/3%
  futures contracts
-------------------------------------------------------------------------
  Illiquid securities                         15% net         15% net
-------------------------------------------------------------------------
  Investment company securities                5%              5%
-------------------------------------------------------------------------
  Options                                     25% (covered  25%/5% *(1)
                                             calls)*
-------------------------------------------------------------------------
  Preferred securities                        20%             20%
-------------------------------------------------------------------------
  Real estate investment trusts               25%             25%
-------------------------------------------------------------------------
  Receipts                                    20%             20%
-------------------------------------------------------------------------
  Repurchase agreements                       20%             20%
-------------------------------------------------------------------------
  Restricted securities                       20%             35%
-------------------------------------------------------------------------
  Reverse repurchase agreements             33 1/3%         33 1/3%
-------------------------------------------------------------------------
  Securities lending                        33 1/3%         33 1/3%
-------------------------------------------------------------------------
  Short-term debt obligations                 20%             20%
-------------------------------------------------------------------------
  U.S. equity securities                   80%-100%          80%-100%
-------------------------------------------------------------------------
  U.S. government securities                  20%             20%
-------------------------------------------------------------------------
  Warrants                                    10%             10%
-------------------------------------------------------------------------
  When-issued and delayed-delivery          33 1/3%         33 1/3%
-------------------------------------------------------------------------

------------------
*     Fund may purchase puts and calls up to 5% of it total assets.

(1)   25% in covered calls and 5% in uncovered call or uncovered put options.

Secondary Investment Strategies. In addition to the principal strategies described in the Prospectus, the Funds may engage in the secondary investment strategies outlined below.

--------------------------------------------------------------------------

                  o     May  invest up to 20% of its total  assets in  preferred
Diversified             stocks,  investment  grade  corporate  debt  securities,
Stock                   short-term  debt  obligations and  U.S. government
                        obligations.

                  o     May, but is not required to, use derivative instruments.
--------------------------------------------------------------------------
Small Company     o     May  invest up to 20% of its  total  assets  in:  equity
Opportunity             securities  of  larger   companies  (those  with  market
                        capitalizations   over  $2  billion);   investment-grade
                        securities;    preferred    stocks;    short-term   debt
                        obligations; and repurchase agreements.
--------------------------------------------------------------------------

The instruments in which the Funds can invest, according to their investment policies and limitations, are described below.

The following paragraphs provide a brief description of some of the types of securities in which the Funds may invest in accordance with their investment objective, policies, and limitations, including certain transactions the Funds may make and strategies they may adopt. The following also contains a brief description of the risk factors related to these securities. The Funds may, following notice to their shareholders, take advantage of other investment practices which presently are not contemplated for use by the Funds or which currently are not available but which may be developed, to the extent such investment practices are both consistent with a Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Prospectus and this SAI.

U.S. Corporate Debt Obligations. U.S. corporate debt obligations include bonds, debentures, and notes. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property. Bonds include, but are not limited to, debt instruments with maturities of approximately one year or more, debentures, mortgage-related securities, stripped government securities, and zero coupon obligations. Bonds, notes, and debentures in which the Funds may invest may differ in interest rates, maturities, and times of issuance. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities also is subject to greater market fluctuations as a result of changes in interest rates.

Changes by nationally recognized statistical rating organizations ("NRSROs") in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value per share ("NAV").

Temporary Defensive Measures. For temporary defensive purposes in response to market conditions, each Fund may hold up to 100% of its assets in cash or high quality, short-term obligations such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. (See "Foreign Securities" for a description of risks associated with investments in foreign securities.) These temporary defensive measures may result in performance that is inconsistent with a Fund's investment objective.

Short-Term Corporate Obligations. Corporate obligations are bonds issued by corporations and other business organizations in order to finance their long-term credit needs. Corporate bonds in which a Fund may invest generally consist of those rated in the two highest rating categories of an NRSRO that possess many favorable investment attributes. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances.

Demand Features. A Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to obtain liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

Bankers' Acceptances. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Bank Deposit Instruments. Certificates of deposit ("CDs") are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. CDs and demand and time deposits invested in by a Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100 million (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.


Commercial Paper. Commercial paper is comprised of unsecured promissory notes, usually issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO, see the Appendix to this SAI.


International Bonds. International bonds include Euro and Yankee obligations, which are U.S. dollar-denominated international bonds for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"). International bonds also include Canadian and supranational agency bonds (e.g., those issued by the International Monetary Fund). (See "Foreign Debt Securities" for a description of risks associated with investments in foreign securities.)


Repurchase Agreements. Securities held by a Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by the Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).


If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

Reverse Repurchase Agreements. Pursuant to such an agreement, a Fund would sell a portfolio security to a financial institution such as a bank or a broker-dealer, and agree to repurchase such security at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or liquid securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest). The collateral will be marked-to-market on a daily basis, and will be monitored continuously to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Short-Term Funding Agreements. A Fund may invest in short-term funding agreements (sometimes referred to as guaranteed income contracts or "GICs") issued by insurance companies. Pursuant to such agreements, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits the Fund, on a monthly basis, guaranteed interest which is based on an index. The short-term funding agreement provides that this guaranteed interest will not be less than a certain minimum rate. Because the principal amount of a short-term funding agreement may not be received from the insurance company on seven days notice or less, the agreement is considered to be an illiquid investment and, together with other instruments in a Fund which are not readily marketable, will not exceed 15% of a Fund's net assets. In determining dollar-weighted average portfolio maturity, a short-term funding agreement will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.


Extendible Debt Securities. Extendible debt securities are securities that can be retired at the option of a Fund at various dates prior to maturity. In calculating average portfolio maturity, a Fund may treat Extendible Debt Securities as maturing on the next optional retirement date.


Receipts. Receipts are separately traded interest and principal component parts of bills, notes, and bonds issued by the U.S. Treasury that are transferable through the federal book entry system, known as "separately traded registered interest and principal securities" ("STRIPS") and "coupon under book entry safekeeping" ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury receipts ("TRs"), Treasury investment growth receipts ("TIGRs"), and certificates of accrual on Treasury securities ("CATS").


Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand.


Securities of Other Investment Companies. A Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an SEC exemptive order, a Fund may invest in the money market funds of the Trust. The Adviser will waive its investment advisory fee with respect to assets of a Fund invested in any of the money market funds of the Trust, and, to the extent required by the laws of any state in which a Fund's shares are sold, the Adviser will waive its investment advisory fee as to all assets invested in other investment companies.

U.S. Government Obligations. U.S. government obligations are obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.


When-Issued Securities. A Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a separate account cash or liquid securities equal to the amount of the commitment . Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued securities for speculative purposes, but only in furtherance of their investment objectives.


Delayed-Delivery Transactions. A Fund may buy and sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed-delivery transactions.

When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations in addition to the risks associated with the Fund's other investments. Because a Fund is not required to pay for securities until the delivery date, these delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside cash and appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Fund has sold a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

A Fund may renegotiate delayed-delivery transactions after they are entered into or may sell underlying securities before they are delivered, either of which may result in capital gains or losses.


Real Estate Investment Trusts. A Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Like regulated investment companies such as the Trust, a REIT is not taxed on income distributed to its shareholders if the REIT complies with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to Fund expenses.

There are three general categories of REITs: equity, mortgage and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents and may also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest primarily in real estate mortgages, derive their income primarily from interest payments on those mortgages. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

A REIT's market price may be affected by changes in the value of the underlying property that it owns or by the credit quality of borrowers to whom the REIT lends money. REITs are dependent on property management skills, are not diversified (except as the Code requires), are heavily dependent on cash flow, and are subject to borrower default, self-liquidation, failing to qualify for tax exemption under the Code and/or registration exemption under the 1940 Act.

Preferred Stock. Each Fund may invest in preferred stock issued by domestic and foreign corporations. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights. Preferred stocks typically do not have voting rights.


Futures and Options

Futures Contracts. A Fund may enter into futures contracts and stock index futures contracts and purchase or sell options on such futures contracts for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without making or taking delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.


Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for a Fund than might later be available in the market when it effects anticipated purchases.

A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. A Fund also may enter into futures contracts as a temporary substitute to maintain exposure to a particular market or security pending the purchase or sale of that security.

A Fund's ability to use futures trading effectively depends on several factors. First, it is possible that there will not be a perfect price correlation between a futures contract and its underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes also may result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting a Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


Restrictions on the Use of Futures Contracts. A Fund will not enter into futures contract transactions for purposes other than bona fide hedging , and then only to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts does not exceed 5% of the market value of a Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets.


Futures transactions will be limited to the extent necessary to maintain a Fund's qualification as a regulated investment company.


The Trust has undertaken to restrict its futures contract trading as follows: first, the Trust will not engage in transactions in futures contracts for speculative purposes; second, the Trust will not market its Funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Trust will disclose to all prospective shareholders the purpose of and limitations on its Funds' commodity futures trading; fourth, the Trust will submit to the CFTC special calls for information. Accordingly, registration as a Commodities Pool Operator with the CFTC is not required.


In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or liquid securities equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or liquid securities that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by a Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. A Fund also may cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund also could cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by a Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Code's requirements for qualification as a registered investment company and a Fund's intention to qualify as such.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying the futures contracts that it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there may be increased participation by speculators in the futures market which also may cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Use of futures transactions by the Funds involves the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It also is possible that the Funds could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There also is the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom the Funds have open positions in a futures contract or related option.


Call Options. Each Fund may write (i.e. sell) call options that are traded on national securities exchanges with respect to common stock in its portfolio up to 25% of its total assets. A Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Small Company Opportunity Fund may write uncovered calls or puts on up to 5% of its total assets, that is, put or call options on securities that it does not own The risk of writing uncovered call options is that the writer of the option may be forced to acquire the underlying security at a price in excess of the exercise price of the option, that is, the price at which the writer has agreed to sell the underlying security to the purchaser of the option. A Fund may write call options in an attempt to realize a greater level of current income than would be realized on the securities alone. A Fund also may write call options as a partial hedge against a possible stock market decline. In view of its investment objective, a Fund generally would write call options only in circumstances where the Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit. A Fund retains the risk of loss should the value of the underlying security decline because the purchaser of the call is unlikely to exercise the option. A Fund also may enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options that are traded only on national securities exchanges increases the likelihood of a Fund's ability to make closing purchase transactions, there is no assurance that a Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Put Options. The purchaser of a put option has the right, for a specified period of time , to sell the securities subject to the option to the writer of the put at the specified exercise price.

A Fund may invest up to 5% of its total asset s in the purchase of put options. A Fund may purchase put options on securities in order to attempt to hedge against a decline in the market value of securities it holds. A put option would enable a Fund to sell the underlying security at a predetermined exercise price; thus the potential for loss to the Fund below the exercise price would be limited to the option premium paid. If the market price of the underlying security were higher than the exercise price of the put option, any profit a Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Small Company Opportunity Fund may write uncovered put options from time to time up to 5% of its total assets. Such options may be listed on a national securities exchange and issued by the Options Clearing Corporation or traded over-the-counter. By writing a put option, the Fund becomes obligated during the term of the option, upon exercise of the option, to purchase the securities underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities for more than their current market price. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. Upon the exercise of an option, the Fund is not entitled to the gains, if any, on securities underlying the options.


Each Fund also may purchase index put and call options and write index options. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities.

Utilizing  options  is  a  specialized   investment  technique  that  entails  a
substantial risk of a complete loss of the amounts paid as premiums to writers of options.

Illiquid Investments. Illiquid investments are investments that cannot be sold or disposed of, within seven business days, in the ordinary course of business at approximately the prices at which they are valued.

Under the supervision of the Trust's Board of Trustees (the "Board"), the Adviser determines the liquidity of the Funds' investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Funds' rights and obligations relating to the investment).


Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days and certain restricted securities the Adviser has determined not to be liquid. With respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Fund may have to close out the option before expiration.

In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith pursuant to procedures approved by the Trustees.


If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity.

Restricted Securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act, or in a registered public offering.

Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.

If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to seek registration of the shares.


Securities Lending Transactions. The Funds may from time to time lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. government obligations. Key Trust Company of Ohio, N.A., an affiliate of the Adviser, serves as lending agent for the Funds pursuant to a Securities Lending Agency Agreement that was adopted by the Trustees of the Funds. Under the Funds' current practices (which are subject to change), a Fund must receive initial collateral equal to 102% of the market value of the loaned securities, plus any interest due in the form of cash or U.S. government obligations. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Funds (the borrower) at any time. While a Fund will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Adviser has determined are creditworthy under guidelines established by the Trustees. Each Fund will limit its securities lending to 33 1/3% of total assets. The Funds will not lend portfolio securities to: (a) any "affiliated person" (as that term is defined in the 1940 Act) of any Fund; (b) any affiliated person of the Adviser; or (c) any affiliated person of such an affiliated person.

Short Sales Against-the-Box. The Funds will not make short sales of securities, other than short sales "against-the-box." In a short sale against-the-box, a Fund sells a security that it owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund will enter into short sales against-the-box to hedge against unanticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Investment Grade and High Quality Securities. The Funds may invest in "investment grade" obligations, which are those rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, are obligations that the Adviser determines to be of comparable quality. The applicable securities ratings are described in the Appendix. "High-quality" short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one NRSRO (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's ("S&P") or "P-1" or "P-2" by Moody's Investors Service ("Moody's")) or (2) are unrated by an NRSRO but are determined by the Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Funds under guidelines adopted by the Board.

Participation Interests. The Funds may purchase interests in securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participation, beneficial interests in a trust, partnership interests or any other form of indirect ownership. The Funds invest in these participation interests, in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying securities.

Warrants. Warrants are securities that give a Fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet warrants are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.


Convertible and Exchangeable Debt Obligations. A convertible debt obligation is typically a bond or preferred stock that may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are usually senior to common stock in a corporation's capital structure, but usually are subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

An exchangeable debt obligation is debt that is redeemable in either cash or a specified number of common shares of a company different from the issuing company. Exchangeable debt obligations have characteristics and risks similar to those of convertible debt obligations and behave in the market place the same way as convertible debt obligations.


In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., the value of the underlying share of common stock if the security is converted). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security tends to increase as the market value of the underlying stock increases, and tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Securities received upon conversion of convertible securities or upon exercise of call options or warrants forming elements of synthetic convertibles (described below) may be retained temporarily to permit orderly disposition or to defer realization of gain or loss for federal tax purposes, and will be included in calculating the amount of the Fund's total assets invested in true and synthetic convertibles.

Foreign Investments. A Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including sponsored and unsponsored American Depositary Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject a Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Unsponsored ADRs may involve additional risks.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, which may result in substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

A Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.


Valuation of Portfolio Securities

Each equity security held by a Fund is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid quotation on that day. Exchange listed convertible debt securities are valued at the bid obtained from broker-dealers or a comparable alternative, such as Bloomberg or Reuters, based upon pricing procedures approved by the Board. Each security traded in the over-the-counter market (but not including securities reported on the Nasdaq National Market System) is valued at the bid based upon quotes furnished by market makers for such securities. Each security reported on the Nasdaq National Market System is valued at the sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Non-convertible debt securities are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-sized trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specially authorized by the Board. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining NAV, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

Generally, trading in foreign securities, corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board.


Performance

From time to time, the "standardized yield," "distribution return," "dividend yield," "average annual total return" and "total return," of an investment in Fund shares may be advertised. An explanation of how yields and total returns are calculated and the components of those calculations are set forth below.

Yield and total return information may be useful to contract owners in reviewing a Fund's performance. A Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for a Fund for the 1, 5, and 10-year period as of the most recently ended calendar quarter. This enables a contract owner to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. A Fund's shares are not insured; their yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, shares of a Fund may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Trust of future yields or rates of return on its shares. The yield and total returns of shares of the Funds are affected by portfolio quality, portfolio maturity, the type of investments the Funds hold, and operating expenses. Class A Shares are subject to an annual contract owner administrative services fee of up to 0.20% of average daily net assets.

Standardized Yield. The "yield" (referred to as "standardized yield") of the Funds for a given 30-day period is calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:

                                             6
            Standardized Yield = 2 [(a-b + 1) - 1]
                                    ---
                                    cd

      The symbols above represent the following factors:

            a =   dividends and interest earned during the 30-day period.
            b =   expenses   accrued   for  the  period   (net  of  any  expense
                  reimbursements).

            c =   the average daily number of shares of  outstanding  during the
                  30-day period that were entitled to receive dividends.
            d =   the  maximum  offering  price per share on the last day of the period, adjusted for undistributed net investment income.


A Fund's standardized yield for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by a Fund in the 30-day period, but is a hypothetical yield based upon the net investment income from a Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield," described below. The yields on the shares of the Funds for the 30-day period ended December 31, 2000 were0.16% for the Diversified Stock Fund and 0.10% for the Small Company Opportunity Fund.


Dividend Yield and Distribution Returns. From time to time a Fund may quote a "dividend yield" or a "distribution return." Dividend yield is based on a Fund's dividends derived from net investment income during a one-year period. Distribution return includes dividends derived from net investment income and from net realized capital gains declared during a one-year period. The "dividend yield" is calculated as follows:

        Dividend Yield = Dividends for a Period of One-Year
                         -----------------------------------
                         Maximum Offering Price (last day of period)

The dividend yields and distribution returns on the shares of the Funds for the one year period ended December 31, 2000 were as follows:



-------------------------------------------------------------------------
                                    Dividend Yield   Distribution Return
-------------------------------------------------------------------------
Diversified Stock Fund                  0.87%             0.87%
-------------------------------------------------------------------------
Small Company Opportunity Fund          0.50%             0.50%
-------------------------------------------------------------------------



Total Return Calculations. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and net capital gain distributions (if any), and any change in the NAV of a Fund over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on an annually compounded basis in ten years. While average annual total returns (or "annualized total return") are a convenient means of comparing alternative choices to fund a variable contract, contract owners should realize that performance for a Fund is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a Fund.

Total Returns. The "average annual total return" of a Fund is an average annual compounded rate of return for each year in a specified number of years. It based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                        1/n
                 (ERV/P)    -1 = Average Annual Total Return


The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                              ERV - P = Total Return
                              -------
                                 P

Total returns also assume that all dividends and net capital gains distributions during the period are reinvested to buy additional shares at NAV, and that the investment is redeemed at the end of the period.


The average annual total return and cumulative total return on Class A shares for each of the Funds for the period from July 1, 1999 (commencement of operations) to December 31, 2000 is shown on the table that follows. The average annual total returns for the one year period ended December 31, 2000 are also shown on the table that follows.


-------------------------------------------------------------------------

                              Average
                            Annual Total     Cumulative       One-Year
                             Return for     Total Return      Average
                             the Life of    for the Life    Annual Total
           Fund               the Fund      of the Fund        Return
-------------------------------------------------------------------------
Diversified Stock Fund           0.40%           0.06%         -1.14%
-------------------------------------------------------------------------
Small Company Opportunity       13.17%          20.25%         20.97%
Fund
-------------------------------------------------------------------------


A Fund's total return should be distinguished from the rate of return of the corresponding separate account. The separate account's return reflects the deduction of additional insurance charges, including mortality and expense risk charges, resulting in a lower rate of return. Because a Fund's yield or total return do not reflect these additional charges, this performance information should not be compared with that of mutual funds that are sold directly to the public. A Fund's performance information will only be included in sales literature if comparable performance figures for the corresponding separate account are also included. Contract owners should consult the separate account prospectus for further information.


Other Performance Comparisons. From time to time a Fund may publish the ranking of its performance or the performance of its shares by Lipper, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks the performance of the Funds against all other funds in similar categories. The Lipper performance rankings are based on total returns that include the reinvestment of capital gains distributions and income dividends but do not take sales charges or taxes into consideration.


From time to time a Fund may publish the ranking of its performance or performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Funds, in broad investment categories (domestic equity, international equity taxable bond, municipal bond or other) monthly, based upon each Fund's three, five, and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2), and lowest (1). Ten percent of the funds, series or classes in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.


The total return on an investment made in a Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Standard & Poor's 500 Index (the "S&P 500"), and the Russell 2000 Index. Other indices may be used from time to time. The Consumer Price Index generally is considered to be a measure of inflation. The S&P 500 is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The Russell 2000 Index is a broad based index that represents the general performance of domestically traded common stocks of small- to mid- sized companies. Other than the Consumer Price Index, the foregoing indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of the Funds may be quoted and compared to other mutual funds with similar investment objectives that serve as funding vehicles for separate accounts offering variable contracts in advertisements, shareholder reports or other communications to shareholders. These communications may also include performance calculations that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) In addition, these communications may include discussions or illustrations of the effects of compounding . "Compounding" refers to the fact that the receipt of additional contract units attributable to a Fund's dividends or other distributions (which distributions are reinvested in additional Fund shares) results in an increase in the value, not only of the units representing the original Fund shares acquired by the separate account, but also of additional units previously received.


A Fund also may include discussions or illustrations of the potential investment goals of a prospective contract owner (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or other sales literature may summarize the substance of information contained in the Funds' financial reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund). Sales literature relating to a Fund may also include charts, graphs or drawings which illustrate the potential risks and rewards of various investment vehicles, including but not limited to stock, bonds, and Treasury bills, as compared to owning a contract with a separate account investing in a Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax- exempt versus taxable investments. In addition, sales literature may include a discussion of certain attributes or benefits resulting from participation in a separate account that invests in a Fund. Such sales literature may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective contact owners. Performance information with respect to the Funds is generally available by contacting your participating insurance company.

Advertisements and sales literature may include discussions of specifics of a portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return, and investment risk of a Fund with other variable contract funding vehicles, contract owners should understand that certain other vehicles have different risk characteristics than a Fund's shares. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government.

Additional Purchase and Redemption Information


The NYSE is scheduled to be closed for the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. This holiday closing schedule is subject to change.

The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one separate account. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the NAV of the Fund. Separate accounts receiving securities or other property on redemption may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

Purchasing and Redeeming Shares

As described in the Prospectus, shares of the Funds may be purchased and redeemed solely through variable annuity contracts and variable life insurance policies (collectively, "contracts") offered by separate accounts of participating insurance companies. The separate accounts purchase and redeem shares of a Fund based on, among other things, the amount of premium payments received on that day pursuant to variable contracts and variable life insurance policies but only on days when the NYSE is open for trading. Such purchases and redemptions of Fund shares are effected at its NAV determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on that same day. No fee is charged the separate accounts of the participating insurance companies when they redeem Fund shares.

Dividends and Distributions

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. Each Fund ordinarily declares and pays dividends quarterly. If a Fund makes a capital gains distribution, it is declared and paid annually.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund's share of the total net assets of the Trust.

Taxes


The following is only a summary of certain additional federal income tax considerations that are not described in the Prospectus and generally affect each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussions here and in the Prospectus are based on tax laws and regulations in effect as of the respective dates of this SAI and the Prospectus, and may change as a result of legislative, administrative, and judicial action. These discussions are not intended as substitutes for careful tax planning.

Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. If so qualified, a Fund will not be subject to federal income tax on its investment company taxable income and net capital gains to the extent that such investment company taxable income and net capital gains are distributed in each taxable year to the separate accounts underlying the contracts of participating insurance companies that hold its shares. In addition, if a Fund distributes annually its ordinary income and capital gain net income, in the manner prescribed in the Code, it will also not be subject to the 4% federal excise tax otherwise applicable to a RIC on any of its undistributed income or gains. If a Fund fails to qualify as a RIC, it would be subject to tax on its net investment income and net capital gains without being able to deduct dividends paid to shareholders, thereby reducing the amounts available for distribution to the separate accounts invested in the Fund. Under current tax law, capital gains or dividends from any Fund are not currently taxable to a holder of a contract when left to accumulate within such contract.


Section 817(h) of the Code requires that investments of a segregated asset account underlying a contract be "adequately diversified," in accordance with Treasury Regulations promulgated thereunder, in order for the holder of the contract based on such account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. Regulations under section 817(h) provide, among other things, the manner in which a segregated asset account will treat investments in a RIC for purposes of the applicable diversification requirements. Under the Regulations, if a RIC satisfies certain conditions, the RIC will not be treated as a single investment of the account for these purposes, but rather the segregated asset account will be treated as owning its proportionate share of each of the assets of the RIC. Each Fund plans to satisfy these conditions at all times so that each account of a participating insurance company investing in the Funds will be treated as owning its proportionate share of each Fund's assets for purposes of determining whether it is adequately diversified under the Code and Regulations.

For information concerning the federal income tax consequences to the holders of contracts, such holders should consult the prospectuses for their particular contract.

Trustees and Officers


Board of Trustees


Overall responsibility for management of the Trust rests with the Trustees. The Trust is managed by the Trustees in accordance with the laws of the State of Delaware. There are currently ten Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The Trustees of the Trust, their ages, addresses and their principal occupations during the past five years are as follows. Each of the following individuals holds the same position with The Victory Portfolios, a registered investment company in the same fund complex as the Trust.


                             Position(s)
                             Held with
Name, Age and Address        the Trust  Principal Occupation During Past 5 Years
---------------------        ---------- ----------------------------------------

Roger Noall,*  66            Chairman   Director,      Alleghany     Corporation
c/o Brighton Apt. 1603       and        (insurance,   financial   services   and
8231 Bay Colony Drive        Trustee    industrial     minerals)    and    Elite
Naples, FL 34108                        Information  Systems,  Inc.  (financial,
                                        legal and professional  software);  from
                                        1996  to  2000,   executive  of  KeyCorp
                                        (retired February 2000).

Leigh A. Wilson,**  56       President  Founder,  Chairman  and Chief  Executive
New Century Care, Inc.       and        Officer (since 1989),  New Century Care,
53 Sylvan Road North         Trustee    Inc.   (formerly   known  as   Glenleigh
Westport, CT  06880                     International  Limited) (merchant bank);
                                        Principal   (since  1995),  New  Century
                                        Living,   Inc.   (senior   housing   and
                                        healthcare);   Director   (since  1981),
                                        Chimney  Rock  Vineyard and Chimney Rock
                                        Winery; Trustee, The Orbitex Funds.

---------------------
*     An "interested person" of the Trust.

** Mr. Wilson is deemed to be an "interested person" of the Trust under the 1940 Act solely by reason of his position as President.

                             Position(s)
                             Held with
Name, Age and Address        the Trust  Principal Occupation During Past 5 Years
---------------------        ---------- ----------------------------------------

Theodore H. Emmerich, 74     Trustee    Director,   Summit  Mutual  Funds,  Inc.
1201 Edgecliff Place,                   (investment company), American Financial
Apt. 102                                Group   (insurance),    and   Cincinnati
Cincinnati,  OH  45206                  Milacron     Commercial      Corporation
                                        (financing); Trustee,  Summit Investment
                                        Trust  (investment  company);   managing
                                        partner (retired in 1986) (Cincinnati office) Ernst & Whinney (now Ernst &
                                        Young LLP).

Dr. Harry Gazelle, 73        Trustee    Retired   radiologist,   Drs.  Hill  and
17822 Lake Road                         Thomas Corporation.
Lakewood, OH  44107

Frankie D. Hughes,  48       Trustee    Principal and Chief  Investment  Officer
Hughes Capital                          (since 1993), Hughes Capital Management,
Management, Inc.                        Inc. (fixed income asset management).
315 Cameron Street,
2nd Fl.
Alexandria,  VA 22314

Eugene J. McDonald, 68       Trustee    Executive   Vice   President  and  Chief
Duke University                         Investment  Officer for Asset Management
Office of Investment                    (since    1990),    Duke   University;
Counsel                                 President  and CEO  (since  1990),  Duke
Suite 240                               Management   Company;   Director,    CCB
2200 West Maine Street                  Financial  Corporation,  Flag  Group  of
Durham, NC  27705                       Mutual Funds, Greater Triangle Community
                                        Foundation,     North    Carolina    Bar
                                        Association Investment Committee and Red
                                        Hat,  Inc.   (software,   support,   and
                                        training);    Advisory   Board   Member,
                                        Ashford  Capital  Management  and A.  M.
                                        Pappas     &     Associates     (venture
                                        development);    Lead    Director    and
                                        Executive  Committee  member,   National
                                        Commerce  Bank  Corporation;   Chairman,
                                        Hedged Equity Group of Winston Partners.

Dr.Thomas F. Morrissey, 67   Trustee    Professor   (since  1970),   Weatherhead
Weatherhead School of                   School  of   Management,   Case  Western
Management                              Reserve  University;  from 1989 to 1995,
Case Western Reserve                    Associate Dean,  Weatherhead  School  of
Univ.                                   Management.
10900 Euclid Avenue
Cleveland, OH 44106-7235

H. Patrick Swygert, 68       Trustee    President    (since    1995),     Howard
Howard University                       University; Director, Hartford Financial
2400 6th St. N.W.,                      Services Group,  Hartford Life Insurance
Ste. 402                                and    Federal     National     Mortgage
Washington, DC  20059                   Association;     Chairman,     Community
                                        Business Partnership, Greater Washington
                                        Board of Trade.

Frank A. Weil,  70           Trustee    Chairman  and  Chief  Executive  Officer
Abacus & Associates                     (since 1984), Abacus & Associates,  Inc.
147 E. 47th Street                      (private investment firm);  Director and
New York, NY  10017                     President of the Hickrill Foundation.

                             Position(s)
                             Held with
Name, Age and Address        the Trust  Principal Occupation During Past 5 Years
---------------------        ---------- ----------------------------------------

Donald E. Weston,* 66       Trustee     Director, Cincinnati Milacron Commercial
McDonald Investments                    Corporation   (financing)  and  Katchall
Inc.                                    Industries  Int'l,  Inc.  (food industry
580 Walnut Street                       disease  prevention  and  safety);  from
Cincinnati, Ohio  45202                 October  1998 to March 2000,  Chairman ,
                                        Gradison McDonald  Investments  (retired
                                        March  2000),  a  division  of  McDonald
                                        Investments  Inc.;  until  October 1998,
                                        Chairman , Gradison Division of McDonald
                                        & Company Securities, Inc. and Director,
                                        McDonald & Company Investments Inc.


The Board currently has an Investment Committee, a Business, Legal and Audit Committee, and a Board Process and Nominating Committee. The members of the Investment Committee are Messrs. Morrissey (Chairman), Gazelle, McDonald, Noall, Swygert and Weston.. The function of the Investment Committee is to review the existing investment policies of the Trust, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Trust's shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Emmerich (Chairman), Weil and Wilson and Ms. Hughes.. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters and to review compliance and contract matters. Mr. Swygert is the Chairman of the Board Process and Nominating Committee (consisting of all the Trustees), which reviews Trustee performance and compensation issues. This Committee has a Nominating Subcommittee(consisting only of Independent Trustees), which nominates persons to serve as Independent Trustees .

Remuneration of Trustees and Certain Executive Officers

Each Trustee receives an annual fee of $2,500 for serving as Trustee of all the Funds of the Trust, and an additional fee of $500 per in-person meeting and $250 per telephonic meeting. The Adviser pays the expenses of Messrs. Noall and Weston.

The following table indicates the estimated compensation received by each Trustee from the Victory "Fund Complex" (1) for the fiscal year ended December 31, 2000.


                       Pension or    Estimated
                       Retirement     Annual                       Total
                        Benefits     Benefits     Aggregate     Compensation
                       Accrued as      Upon      Compensation   from Victory
                      Fund Expenses Retirement   from Trust    "Fund Complex"
                      ------------------------   ----------    --------------

Theodore H. Emmerich       -0-          -0-        $5,025         $47,375
Harry Gazelle              -0-          -0-        $5,025         $47,375
Frankie D. Hughes (2)      -0-          -0-        $5,025         $37,625
Eugene J. McDonald         -0-          -0-        $5,025         $47,375
Thomas F. Morrissey        -0-          -0-        $5,025         $47,375
Roger Noall                -0-          -0-        $2,650         $24,500
H. Patrick Swygert         -0-          -0-        $5,025         $42,500
Frank A. Weil              -0-          -0-        $4,775         $47,875
Donald E. Weston           -0-          -0-        $3,900         $26,250
Leigh A. Wilson            -0-          -0-        $5,025         $56,375

---------------
*     An "interested person" of the Trust.

Leigh A. Wilson            -0-          -0-        $5,025         $56,375

(1) There are currently 32 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the board of each fund in the "Fund Complex."
(2) Ms. Hughes commenced service on the Board as an Advisory Trustee as of January 1, 2000.
(3) The Trustees have adopted a deferred compensation plan under which individual Trustees can elect to defer receipt of compensation payable to them by the Trust. During the period of deferral, the deferred compensation is treated as if it were invested in one or more Funds of The Victory Portfolios selected by the Trustee, receiving an amount equal to the investment return (positive or negative) of that Fund. The Adviser bears the cost of administering the plan.

Officers


The officers of the Trust, their ages, and principal occupations during the past five years, are as follows:

                     Position(s)
                     with the
Name and Age          Trust        Principal Occupation During Past 5 Years
------------          -----        ----------------------------------------

Roger Noall, 66      Chairman      See biographical  information under "Board of
                                   Trustees" above.

Leigh A.  Wilson,    President     See biographical information under "Board of
56                   and Trustee   Trustees" above.



Lisa Hurley, 45      Vice          Since May 1998,  Senior  Vice  President  and
                     President     General  Counsel  of BISYS  Fund  Services  ;
                                   General Counsel of Moore Capital  Management,
                                   Inc.  from May 1996 to May 1998;  Senior Vice
                                   President  &  General  Counsel  of  Northstar
                                   Investment   Management    Corporation   from
                                   October 1993 to May 1996.

Irimga McKay, 41     Vice          Since November 1998,  Senior Vice  President,
                     President     Client Services of BISYS Fund Services.

Darin Dugenske, 35   Secretary     Since March 2000, Director of Client Services
                                   for BISYS Fund  Services;  from April 1999 to
                                   March 2000,  Regional Vice President of BISYS
                                   Brokerage Services,  Inc.; from 1995 to 1999,
                                   employee  of  First   Investment   Center,  a
                                   program of Financial Management Group, a Division of First Hawaiian Bank.

Jay G. Baris, 47     Assistant     Partner, Kramer Levin Naftalis & Frankel LLP;
                     Secretary     Assistant    Secretary    of   The    Victory
                                   Portfolios;  Director,  First  Investors Life
                                   Insurance Company.

Alaina Metz, 33      Assistant     Since June 1995, Chief Administrative Officer
                     Secretary     of  BISYS  Fund   Services;   Supervisor   of
                                   Alliance Capital Management for more than five years prior to joining BISYS.


Joel B. Engle, 34    Treasurer     Since   September  1998,  Vice  President  of
                                   BISYS;  from  March 1995 to  September  1998,
                                   Vice President, Northern Trust Company.

                     Position(s)
                     with the
Name and Age          Trust        Principal Occupation During Past 5 Years
------------          -----        ----------------------------------------

Gary Tenkman, 30     Assistant     Since April 1998, Vice President of Financial
                     Treasurer     Services  of  BISYS  Fund   Services;   Audit
                                   Manager for Ernst & Young LLP for more than five years prior to joining BISYS.

William J. Tomko, 42 Assistant     Group President,  BISYS Investment  Services;
                     Treasurer     employee of BISYS Fund Services since 1986.



The mailing address of each of the officers of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035.


The officers of the Trust (other than Mr. Wilson and Mr. Noall) receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust as Administrator.


Advisory and Other Contracts


Investment Adviser

One of the Trust's most important contracts is with its investment adviser, the Adviser, a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly owned subsidiary of KeyCorp. The Adviser and its affiliates manage approximately $75 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals, and mutual funds, including The Victory Portfolios.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of December 31, 2000, KeyCorp had an asset base of approximately $87 billion, with banking offices in 13 states from Maine to Alaska, and trust and investment offices in 14 states. KeyCorp's McDonald Investments Inc., a registered broker dealer, is located
primarily  in  the   mid-western  United  States.  KeyCorp's  major  business
activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, and leasing companies.

The Funds each pay the Adviser a fee equal to 0.30% of its average daily net assets .

From time to time, advertisements, supplemental sales literature and information furnished to present or prospective owners of contracts offered by separate accounts that may invest in the Funds may include descriptions of KeyBank National Association ("KeyBank") and the Adviser including, but not limited to, (1) descriptions of the operations of KeyBank and the Adviser;
(2) descriptions of certain personnel and their functions; and (3) statistics and rankings related to the operations of KeyBank and the Adviser.

The Investment Advisory Agreement


Unless sooner terminated, the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the "Investment Advisory Agreement"), provides that it will continue in effect as to the Funds for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of each Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party to the Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty, by vote of a majority of the outstanding shares of the Fund, by vote of the Board, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Funds and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.


For the fiscal year ended December 31, 2000 and for the period from July 1, 1999 (commencement of operations) to December 31, 1999, The Adviser earned the following advisory fees with respect to each Fund. The amount of fees paid to the Adviser is shown net of the amount of fee reduction.


-------------------------------------------------------------------------

                                    2000                   1999

-------------------------------------------------------------------------

                              Fees      Fee         Fees       Fee
                              Paid    Reduction     Paid     Reduction

-------------------------------------------------------------------------

Diversified Stock Fund         $0     $23,396       $0        $3,265

-------------------------------------------------------------------------

Small Company Opportunity      $0      $3,931       $0        $1,633

Fund
-------------------------------------------------------------------------



Code of Ethics


The Funds, the Adviser and the Distributor have each adopted a Code of Ethics to which all investment personnel and all other "access persons" of the Funds (as defined in Rule 17j-1 under the 1940 Act) must conform. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These individuals must refrain from certain trading practices and are required to report certain personal investment transactions and holdings. Violations of a Code of Ethics can result in penalties, suspension, or termination of employment.


Portfolio Transactions


Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Adviser generally seeks competitive spreads or commissions, each Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Trust. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Funds may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Funds.


The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or
reverse   repurchase   agreements  with  the  Adviser,     KeyBank  or  their
affiliates, or BISYS or its affiliates, and will not give preference to KeyBank's correspondent banks or affiliates, or BISYS with respect to such
transactions,   securities,   savings  deposits,  repurchase  agreements,  and
reverse repurchase agreements. From time to time, when determined by the Adviser to be advantageous to the Funds, the Adviser may execute portfolio transactions through McDonald Investments Inc. ("McDonald"). McDonald is an affiliate of KeyBank. All transactions with McDonald must be completed in accordance with procedures approved by the Board of Trustees of the Trust. During the Trust's last fiscal year, no portfolio transactions were executed through McDonald.


Investment decisions for each Fund are made independently from those made for the other Funds of the Trust or any other investment company or account managed by the Adviser. Such other investment companies or accounts may also invest in the securities and may follow similar investment strategies as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and any other Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to such Funds, investment company or account. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only that particular Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds of the Trust or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, the Adviser, its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.


Brokerage commissions paid by each of the Funds for the last fiscal year ended December 31 were as follows.

 -----------------------------------------------------------------
                                                  2000

 -----------------------------------------------------------------

 Diversified Stock Fund                        $275,732

 -----------------------------------------------------------------

 Small Company Opportunity Fund                 39,707

 -----------------------------------------------------------------

Portfolio Turnover

The portfolio turnover rates stated in the Prospectus are calculated by dividing the lesser of each Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The portfolio turnover rates for each Fund for the fiscal year ended December 31, 2000 and for the period from July 1, 1999 (commencement of operations) to December 31, 1999 were as follows:


-------------------------------------------------------------------------

                                         2000               1999

-------------------------------------------------------------------------

Diversified Stock Fund                    50%                10%

-------------------------------------------------------------------------

Small Company Opportunity Fund            34%                 9%

-------------------------------------------------------------------------



 Administrator

BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator to the Funds pursuant to an administration agreement dated October 1, 1999 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser under the Investment Advisory Agreement), subject to the supervision of the Board.


For the services rendered to the Funds and related expenses borne by the Administrator, each Fund pays the Administrator an annual fee of 0.05% of each Fund's average daily net assets, computed daily and paid monthly.

The Administrator may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution to shareholders.

Unless sooner terminated, the Administration Agreement will continue in effect as to each Fund for a period of two years, and for consecutive two-year terms thereafter, provided that such continuance is ratified by the Trustees or by vote of a majority of the outstanding shares of each Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Agreement, by votes cast in person at a meeting called for such purpose.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, the Administrator assists in each Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. The Administrator may delegate all or any part of its responsibilities under the Administration Agreement.


The following table reflects the aggregate administration fees earned after fee reductions by the Administrator with respect to each Fund for the fiscal year ended December 31, 2000 and for the period from July 1, 1999 (commencement of operations) to December 31, 1999.

-------------------------------------------------------------------------

                                      2000                    1999

-------------------------------------------------------------------------

                                           Fee        Fees       Fee
                           Fees Paid     Reduction    Paid     Reduction

-------------------------------------------------------------------------

Diversified Stock Fund      $3,899           $0        $533       $0

-------------------------------------------------------------------------

Small Company Opportunity     $946           $0        $394       $0
Fund

-------------------------------------------------------------------------

Sub-Administrator


  The Adviser serves as sub-administrator to the Funds pursuant to a sub-administration agreement dated October 16, 1998 (the "Sub-Administration
Agreement").  As  sub-administrator,   the Adviser assists the  Administrator
in all aspects of the operations of the Trust, except those performed by the Adviser under its Investment Advisory Agreement.

For   services   provided   under  the   Sub-Administration   Agreement,   the
Administrator   pays    the  Adviser  a  fee,  with  respect  to  each  Fund,
calculated at the annual rate of up to five one-hundredths of one percent (0.05%) of such Fund's average daily net assets. Except as otherwise
provided  in  the  Administration  Agreement,   the  Adviser  shall  pay  all
expenses incurred by it in performing its services and duties as sub-administrator. Unless sooner terminated, the Sub-Administration Agreement will continue in effect as to each Fund for a period of two years, and for consecutive one-year terms thereafter, unless written notice not to renew is given by the non-renewing party.

Under  the  Sub-Administration  Agreement,    the  Adviser's  duties  include
maintaining office facilities, furnishing statistical and research data, compiling data for various state and federal filings by the Trust, assisting in mailing and filing the Trust's annual and semi-annual reports to shareholders, providing support for board meetings, and arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder.

Distributor


BISYS  Fund  Services   Limited   Partnership   serves  as  distributor   (the
"Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund for one year, and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

Transfer Agent


BISYS Fund Services Ohio Inc. ("BISYS Ohio"), 3435 Stelzer Road, Columbus, OH 43219, serves as transfer agent and dividend disbursing and shareholder servicing agent for the Funds, pursuant to a Transfer Agency and Service
Agreement.  Under  its  agreement  with the  Trust,   BISYS  Ohio has  agreed
(1) to issue and redeem shares of the Trust; (2) to address and mail all communications by the Trust to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and (5) to make periodic reports to the Trustees concerning the Trust's operations.

Contract Owner Administrative Services Agreement


Payments made under the Contract Owner Administrative Services Agreement to contract owner servicing agents (which may include affiliates of the
Adviser), or to insurance companies or their affiliates, are for administrative support services to individuals who may from time to time own contracts offered by the separate accounts that invest in the Funds, which services may include: (1) dissemination of Fund prospectuses to existing contract owners; (2) solicitation of Trust proxies (including facilitating distribution of proxy material to contract owners, tabulation and reporting);
(3) telephonic support for contract owners with respect to inquiries about the Trust (not including information related to sales); (4) communications to contract owners regarding performance of the separate account and the Funds;
(5) aggregating purchase and redemption orders of the separate account for sales of shares of the Funds; (6) recording issuance and transfers of shares of the Funds held by the separate account; (7) processing and reinvesting dividends and distributions of the Funds held by the separate account; and
(8) providing other administrative support to the Trust as mutually agreed between the Trust, a life insurance company and the Distributor.

Fund Accountant


BISYS Ohio serves as Fund Accountant for the all of the Funds pursuant to a fund accounting agreement with the Trust dated October 16, 1998. The Fund Accountant calculates each Fund's NAV, dividend and capital gain distributions, if any, and yield. The Fund Accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. The Fund Accountant is entitled to receive annual fees of 0.03% of the first $100 million of each Fund's daily average net assets, 0.02% of the next $100 million, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per Fund and do not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

For the fiscal year ended December 31, 2000 and for the period from July 1, 1999 (commencement of operations) to December 31, 1999, BISYS Ohio received the following fund accounting fees :


-------------------------------------------------------------------------

                                        2000                1999

-------------------------------------------------------------------------

Diversified Stock Fund                 $30,082             $15,123

-------------------------------------------------------------------------

Small Company Opportunity Fund         $30,082             $15,123

-------------------------------------------------------------------------


 Custodian

Cash and  securities  owned by each of the Funds are held by   KeyBank,  127
Public  Square,  Cleveland,  OH 44114,  as  custodian  pursuant to a Custodian
Agreement  dated  October  16,  1998.  Under  this  Agreement,   KeyBank  (1)
maintains a separate  account or accounts in the name of each respective Fund;
(2) makes receipts and disbursements of money on behalf of each Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to
the  Trustees  concerning  the Trust's  operations.   KeyBank  may,  with the
approval of a Fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of a Fund, provided that KeyBank shall remain liable for the performance of all of its duties under the Custodian Agreement.

Independent Accountants


PricewaterhouseCoopers LLP, located at 100 East Broad Street, Columbus, Ohio 43215, serves as the Trust's auditors.

Legal Counsel


Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, New York 10022 is the counsel to the Trust.


Expenses


The Funds bear the following expenses relating to its operations, including: taxes, interest, brokerage fees and commissions, fees of the Trustees, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the Funds' existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operation.

Additional Information


Description of Shares

The Trust is a Delaware business trust and was formed on February 11, 1998 under the name "The Victory Variable Funds." The Trust's Certificate of Trust was amended on October 15, 1998 to reflect its current name, "The Victory Variable Insurance Funds." The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, with a par value of $.001 per share. The Trust currently offers two series of Class A Shares.


The Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution.

Shareholders of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote ("share-based voting"). Alternatively (except where the 1940 Act requires share-based voting), the Board in its discretion may determine that shareholders are entitled to one vote per dollar of NAV (with proportional voting for fractional dollar amounts). Shareholders vote as a single class on all matters except that (1) when required by the 1940 Act, shares shall be voted by individual series or class, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. The shareholders of the Trust are the insurance company separate accounts using the Funds to fund contracts. The insurance company separate accounts pass voting rights attributable to shares held for the contracts to the contract owners, as described in the separate account prospectus.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having an NAV of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

The Trust instrument permits the Board to take certain actions without obtaining shareholder approval, if the Board determines that doing so would be in the best interests of shareholders. These actions include: (a) reorganizing a Fund with another investment company or another Fund of the Trust; (b) liquidating a Fund; (c) restructuring one or more Funds into a "master/feeder" structure, in which one Fund (the "feeder") would invest all of its assets in a separate "master" Fund; and (d) amending the Trust Instrument, unless shareholder consent is required by law.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund of the Trust affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.


Shareholder and Trustee Liability


The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.


Principal Holders of Securities

As  of  March  31,    2001,  the  following  entities  owned  5% or  more  of
outstanding shares of the listed Fund. These entities are the insurance company sponsored separate accounts that invest in the Funds as investment vehicles for variable annuity and variable life insurance contracts.

-------------------------------------------------------------------------------

                          Insurance Company          Percent

                       Separate Account Name &       Owned of    Percent Owned
                               Address               Record      Beneficially

-------------------------------------------------------------------------------

  Diversified        Nationwide Ins Company            6.64%       6.64%

Stock Fund -         NWVA9 Seed Account
Class A              C/O IPO Portfolio Accounting
                     PO Box 182029
                     Columbus, OH  43218-2029
-------------------------------------------------------------------------------

                     Nationwide Ins Company           93.36%

                     C/O IPO Portfolio Accounting
                     PO Box 182029
                     Columbus, OH  43218-2029
-------------------------------------------------------------------------------

Small Company        Nationwide Ins Company           48.44%       48.44%

Opportunity Fund -   NWVA9 Seed Account
Class A              C/O IPO Portfolio Accounting
                     PO Box 182029
                     Columbus, OH  43218-2029
-------------------------------------------------------------------------------

                     Nationwide Ins Company           51.56%

                     C/O IPO Portfolio Accounting
                     PO Box 182029
                     Columbus, OH  43218-2029
-------------------------------------------------------------------------------


Financial Statements


The audited financial statements of the Trust, with respect to all the Funds, for the fiscal year ended December 31, 2000 are incorporated by reference herein.


Miscellaneous

As used in the Prospectus and in this SAI, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular Fund of the Trust will be the relative NAV of each respective Fund at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of each of the Funds not readily identified as belonging to a particular Fund, which are allocated to each Fund in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular Fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in the Prospectus and in this SAI, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of
(a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

                                    Appendix

Description of Security Ratings

The NRSROs that may be utilized by the Adviser with regard to portfolio investments for the Funds include Moody's, S&P and Fitch IBCA. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Moody's. Description of the four highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

S&P. Description of the four highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1.   This  designation  indicates that the degree of safety  regarding  timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2.   Capacity  for  timely  payment  on  issues  with  this  designation  is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3.   Issues  carrying  this  designation  have  adequate  capacity  for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch IBCA International Credit Ratings

International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

Fitch IBCA International Long-Term Credit Ratings

Investment Grade

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category.

Fitch IBCA International Short-Term Credit Ratings

A short term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1    Highest  credit  quality.  Indicates the  strongest  capacity for timely payment of financial commitments; they may have an added "+" to denote any exceptionally strong credit feature.

F2    Good credit  quality.  A  satisfactory  capacity  for timely  payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Note:

RatingAlert: Fitch IBCA Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                          PART C. OTHER INFORMATION

ITEM 23.    Exhibits

(a)(1) Amended and Restated Certificate of Trust, filed as of October 15, 1998. (1)

(a)(2)      Amended and Restated Trust Instrument as of October 15, 1998. (1)

(b)         Amended and Restated Bylaws as of October 15, 1998. (1)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)         Investment   Advisory  Agreement  dated  October  16,  1998  between
            Registrant and Key Asset Management Inc. ("KAM").

(e) Distribution Agreement dated July 1, 1999 between Registrant and BISYS Fund Services Limited Partnership (collectively with all affiliates, "BISYS").

(f)         Not applicable.

(g) Mutual Fund Custody Agreement dated October 16, 1998 between Registrant and Key Trust Company of Ohio.

(h)(1) Fund Accounting Agreement dated October 16, 1998 between Registrant and BISYS.

(h)(2) Administration Agreement dated October 1, 1999 between Registrant and BISYS.

(h)(3) Sub-Administration Agreement dated October 16, 1998 between BISYS and KAM.

(h)(4) Transfer Agency and Service Agreement dated October 16, 1998 between Registrant and State Street Bank and Trust Company.

(h)(5) Transfer Agency and Service Agreement dated January 1, 2001 between Registrant and BISYS Fund Services, Ohio Inc.

(h)(6) Participation Agreement dated June 30, 1999 among Registrant, BISYS and Nationwide Life Insurance Company.

(h)(7) Participation Agreement dated June 1, 1999 among Registrant, BISYS and Kemper Investors Life Insurance Company.

(h)(8) Form of Participation Agreement among Registrant, BISYS and Hartford Life Insurance Company.

(h)(9) Indemnification Agreement dated June 1, 1999 among KAM, Kemper Investors Life Insurance Company and Registrant.

(i)(1) Opinion of Morris, Nichols, Arsht & Tunnell, Delaware counsel to the Trust, relating to the legality of the Trust's shares. (2)

(i)(2) Opinion of Kramer Levin Naftalis & Frankel LLP, relating to the legality of the Trust's shares. (2)

(i)(3)      Consent of Kramer Levin Naftalis & Frankel LLP.

(j)         Consent of PricewaterhouseCoopers LLP.

---------------
(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed electronically with the Securities and Exchange Commission on May 10, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed electronically with the Securities and Exchange Commission on April 27, 2000.

(k)         Not applicable.

(m)(1)      Class A Shares Form of Distribution and Service Plan.

(m)(2) Contract Owner Administrative Services Agreement dated June 30, 1999 between Registrant and Nationwide Financial Services, Inc.

(m)(3) Contract Owner Administrative Services Agreement dated June 1, 1999 between Registrant and Kemper Investors Life Insurance Company.

(m)(4) Form of Contract Owner Administrative Services Agreement with Hartford Life Insurance Company.

(n)         Not applicable.

(p)(1)      Code of Ethics of Registrant.

(p)(2)      Code of Ethics of KAM.

(p)(3)      Code of Ethics of BISYS. (2)

            Powers of Attorney of Theodore H. Emmerich and Donald E. Weston. (1) Powers of Attorney of Leigh A. Wilson, Roger Noall, Dr. Harry
            Gazelle, Eugene J. McDonald, Dr. Thomas F. Morissey, H. Patrick Swygert and Frank A. Weil. (3)

            Power of Attorney of Frankie D. Hughes. (2)

ITEM 24.    Persons Controlled By or Under Common Control with Registrant

None.

ITEM 25.    Indemnification

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, attached hereto as Exhibit (a)(2), provides for the indemnification of Registrant's Trustees and officers, as follows:

"Section 10.02  Indemnification.

(a)   Subject  to  the  exceptions  and  limitations   contained  in  Subsection
      10.02(b):

      (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

      (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

---------------


(3) Incorporated by reference to the Trust's Registration Statement on Form N-1A, filed electronically with the Securities and Exchange Commission on August 21, 1998.

(b)   No indemnification shall be provided hereunder to a Covered Person:

      (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

      (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended (the "1940 Act"), and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    Business and Other Connections of Investment Adviser

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Adviser

KAM is the investment adviser to each Fund of The Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $87 billion as of December 31, 2000. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $75 billion in assets under management, and provide a full range of investment management services to personal and corporate clients.

To the knowledge of Registrant, none of the directors or officers of KAM, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:

Directors:

William G. Spears       o      Senior Managing Director, Director and Chairman.
Richard J. Buoncore     o      Senior Managing Director, President and Chief
                               Executive Officer.
Bradley E. Turner       o      Senior Managing Director, Chief Compliance
                               Officer and Chief Operating Officer.
Anthony Aveni           o      Senior Managing Director and Chief Investment
                               Officer.
Vincent DeP. Farrell    o      Senior Managing Director. Also, Chief Investment
                               Officer of Spears, Benzak, Salomon & Farrell
                               Division.
Robert B. Heisler, Jr.  o      Senior Managing Director.  Also, President, Key
                               CapitalPartners.
Robert T. Clutterbuck   o      Senior Managing Director.  Also, President,
                               Chief Financial Officer and Chief Operating
                               Officer of McDonald Investments Inc.

Other Officers:

James D. Kacic          o      Treasurer.  Also, Chief Financial Officer, Chief
                               Administrative Officer, and Senior Managing
                               Director.
Michael Foisel          o      Assistant Treasurer.
William J. Blake        o      Secretary.
Steven N. Bulloch       o      Assistant Secretary. Also, Senior Vice President
                               and Senior Counsel of KeyCorp Management Company.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

ITEM 27.    Principal Underwriter

(a) BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of Registrant's administrator, also acts as the distributor for the following investment companies as of January 18, 2001.

Alpine Equity Trust           The Infinity Mutual      Republic Funds Trust
American Independence Funds      Funds, Inc.           Summit Investment Trust
   Trust                      LEADER Mutual Funds      USAllianz Variable
American Performance Funds    Mercantile Mutual Funds, Insurance Products Trust
AmSouth Funds                    Inc.                  Variable Insurance
BB&T Funds                    Metamarkets.com             Funds
The Coventry Group            Meyers Investment Trust  The Victory Portfolios
The Eureka Funds              MMA Praxis Mutual Funds  The Victory Variable
Fifth Third Funds             M.S.D.&T. Funds             Insurance Funds
Hirtle Callaghan Trust        Old Westbury Funds, Inc. Vintage Mutual Funds,
HSBC Funds Trust and HSBC     Pacific Capital Funds       Inc.
Mutual                        Republic Advisor Funds   WHATIFI Funds
  Funds Trust                    Trust



(b) Directors and officers of BISYS Fund Services Limited Partnership, the general partner of the Distributor, as of January 18, 2001 were as follows:

      Dennis Sheehan       o  Executive Officer
      William Tomko        o  Supervising Principal.
      Gregory A.           o  Vice President.
      Trichtinger
      Andrew Corbin        o  Vice President.
      Robert Tuch          o  Assistant Secretary.
      Olu T. Lawal         o  Chief Financial Officer.


None of the foregoing individuals holds any position with Registrant. The business address of each of these individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

(c)   Not applicable.

ITEM 28.    Location of Accounts and Records

(1)   Key Asset Management Inc., 127 Public Square,  Cleveland,  Ohio 44114-1306
      (records   relating   to  its   functions   as   investment   adviser  and
      sub-administrator).

(2)   KeyBank  National  Association,   127  Public  Square,   Cleveland,   Ohio
      44114-1306 (records relating to its functions as shareholder servicing agent).

(3) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(4) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-3875 (records relating to its function as transfer agent).

(6)   Boston  Financial  Data  Services,   Inc.  Two  Heritage  Drive,   Quincy,
      Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(7) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

ITEM 29.    Management Services

None.

ITEM 30.    Undertakings

None

NOTICE

A copy of Registrant's Certificate of Trust is on file with the Secretary of State of Delaware and notice is hereby given that this Pre-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                  SIGNATURES

            Pursuant  to  the   requirements  of  the  Securities  Act  and  the
Investment Company Act, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on this 24th day of April, 2001.

                                    THE VICTORY VARIABLE INSURANCE FUNDS

                                    By:   /s/ Leigh A. Wilson
                                       --------------------------------------
                                       Leigh A. Wilson, President and Trustee

            Pursuant  to  the   requirements   of  the   Securities   Act,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

          Signature                     Title                   Date
/s/ Roger Noall               Chairman of the Board      April 25,  2001
-------------------------
   Roger Noall                and Trustee

/s/ Leigh A. Wilson           Trustee                    April 25,  2001
-------------------------
   Leigh A. Wilson

/s/ Joel B. Engle             Treasurer                  April 25,  2001
-------------------------
   Joel B. Engle

/s/ Theodore H. Emmerich*     Trustee                    April 25,  2001
-------------------------
   Theodore H. Emmerich

/s/ Frankie D. Hughes*        Trustee                    April 25,  2001
-------------------------
   Frankie D. Hughes

/s/ Harry Gazelle*            Trustee                    April 25,  2001
-------------------------
   Harry Gazelle

/s/ Eugene J. McDonald*       Trustee                    April 25,  2001
-------------------------
   Eugene J. McDonald

/s/ Thomas F. Morrissey*      Trustee                    April 25,  2001
-------------------------
   Thomas F. Morrissey

/s/ H. Patrick Swygert*       Trustee                    April 25,  2001
-------------------------
   H. Patrick Swygert

/s/ Frank A. Weil*            Trustee                    April 25,  2001
-------------------------
   Frank A. Weil

/s/ Donald E. Weston*         Trustee                    April 25,  2001
-------------------------
   Donald E. Weston

                                EXHIBIT INDEX


N-1A
Item 23     Exhibits

EX-99.d     Investment   Advisory  Agreement  dated  October  16,  1998  between
            Registrant and Key Asset Management Inc. ("KAM").

EX-99.e Distribution Agreement dated July 1, 1999 between Registrant and BISYS Fund Services Limited Partnership (collectively with all affiliates, "BISYS").

EX-99.g Mutual Fund Custody Agreement dated October 16, 1998 between Registrant and Key Trust Company of Ohio.

EX-99.h(1)  Fund Accounting  Agreement dated October 16, 1998 between Registrant and BISYS.

EX-99.h(2)  Administration  Agreement  dated October 1, 1999 between  Registrant and BISYS.

EX-99.h(3)  Sub-Administration  Agreement  dated  October 16, 1998 between BISYS and KAM.

EX-99.h(4)  Transfer Agency and Service Agreement dated October 16, 1998 between
            Registrant and State Street Bank and Trust Company.

EX-99.h(5)  Transfer Agency and Service  Agreement dated January 1, 2001 between
            Registrant and BISYS Fund Services, Ohio Inc.

EX-99.h(6)  Participation Agreement dated June 30, 1999 among Registrant,  BISYS and Nationwide Life Insurance Company.

EX-99.h(7)  Participation  Agreement dated June 1, 1999 among Registrant,  BISYS and Kemper Investors Life Insurance Company.

EX-99.h(8)  Form of Participation Agreement among Registrant, BISYS and Hartford
            Life Insurance Company.

EX-99.h(9)  Indemnification  Agreement  dated  June 1, 1999  among  KAM,  Kemper
            Investors Life Insurance Company and Registrant.

EX-99.i     Consent of Kramer Levin Naftalis & Frankel LLP.

EX-99.j     Consent of PricewaterhouseCoopers LLP.

EX-99.m(1)  Class A Shares Distribution and Service Plan.

EX-99.m(2)  Contract Owner Administrative Services Agreement dated June 30, 1999 between Registrant and Nationwide Financial Services, Inc.

EX-99.m(3)  Contract Owner Administrative Services Agreement dated June 10, 1999 between Registrant and Kemper Investors Life Insurance Company.

EX-99.m(4)  Form  of  Contract  Owner  Administrative  Services  Agreement  with
            Hartford Life Insurance Company.

EX-99.p(1)  Code of Ethics of Registrant.

EX-99.p(2)  Code of Ethics of KAM.

EX-99.p(3)  Code of Ethics of BISYS.